Income Taxes - Schedule of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 32,688
Additions		32,688
Reversals	(32,688)
Balance at end of the year		$ 32,688